Short Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortization of note discount	$ 1,318,977	$ 357,612
Interest expenses on promissory notes	25,794	31,330
Short-term Debt [Member]
Amortization of note discount	463,141	14,336
Interest expenses on promissory notes	$ 77,100	$ 12,131